CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment	£ 1,152	£ 542	£ 2,154
Intangible assets			12,379
Other receivables due in greater than one year			2,625
Total Non-Current Assets	1,152	542	17,158
Current assets
Trade and other receivables	1,034	572	992
Taxation	670	1,157	1,817
Cash and cash equivalents	10,057	7,546	10,928
Total Current Assets	11,761	9,275	13,737
Total assets	12,913	9,817	30,895
Non-current liabilities
Borrowings	620	60	5,670
Provisions		50
Total Non-Current Liabilities	620	110	5,670
Current liabilities
Trade and other payables	1,092	1,230	4,494
Borrowings	146	200	412
Provisions	50		97
Derivative financial liability	553	1,559	664
Total current Liabilities	1,841	2,989	5,667
Total liabilities	2,461	3,099	11,337
Issued capital and reserves attributable to owners of the parent
Share capital	1,098	1,063	1,023
Share premium	83,434	74,364	65,879
Merger reserve	53,003	53,003	53,003
Warrant reserve	720	720
Foreign exchange reserve			(508)
Accumulated deficit	(127,803)	(122,432)	(99,839)
Total equity	10,452	6,718	19,558
Total equity and liabilities	£ 12,913	£ 9,817	£ 30,895